TRADE RECEIVABLES - Schedule of aging analysis of external accounts receivable and amounts recognized as accounts receivable (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
CREDIT RISK
FINANCIAL ASSETS	$ 127.5	$ 118.0
Credit risk
CREDIT RISK
Accounts receivable to related parties	0.0	18.0
Credit risk | Accounts Receivable
CREDIT RISK
FINANCIAL ASSETS	607.1	581.8
Credit risk | Gross inventories | Accounts Receivable
CREDIT RISK
FINANCIAL ASSETS	623.2	598.0
Credit risk | Reserve | Accounts Receivable
CREDIT RISK
FINANCIAL ASSETS	16.1	16.2
Not due | Credit risk | Gross inventories | Accounts Receivable
CREDIT RISK
FINANCIAL ASSETS	516.9	489.0
1-30 days overdue | Credit risk | Gross inventories | Accounts Receivable
CREDIT RISK
FINANCIAL ASSETS	69.7	56.4
31-60 days overdue | Credit risk | Gross inventories | Accounts Receivable
CREDIT RISK
FINANCIAL ASSETS	13.9	19.8
61-90 days overdue | Credit risk | Gross inventories | Accounts Receivable
CREDIT RISK
FINANCIAL ASSETS	5.0	9.7
91-120 days overdue | Credit risk | Gross inventories | Accounts Receivable
CREDIT RISK
FINANCIAL ASSETS	1.0	3.9
more than 120 days overdue | Credit risk | Gross inventories | Accounts Receivable
CREDIT RISK
FINANCIAL ASSETS	$ 16.7	$ 19.2